united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 05/31/19

Item 1. Reports to Stockholders.

Dynamic U.S. Opportunity Fund
Dynamic International Opportunity Fund

Semi-Annual Report

May 31, 2019

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.innealtacapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

DYNAMIC U.S. OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the periods ended May 31, 2019, compared to its benchmark:

				Since Inception
	Six Months	One Year	Five Year	(12/30/11)
Dynamic U.S. Opportunity Fund - Class I	1.90%	0.03%	5.39%	5.08%
Dynamic U.S. Opportunity Fund - Class N	1.69%	(0.26)%	5.13%	4.81%
S&P 500 Total Return Index**	0.74%	3.78%	9.66%	13.49%
Bloomberg Barclays U.S. Aggregate Bond Index ***	6.72%	6.40%	2.70%	2.63%
Blended Benchmark Index 70/30 ****	2.88%	5.05%	7.69%	10.30%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.67% for Class I shares and 1.94% for Class N shares per the April 1, 2019, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.40% for Class I shares and 1.65% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays Capital U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of May 31, 2019	% of Net Assets
Exchange Traded Funds - Debt Funds	48.2%
Short-Term Investments	48.0%
Exchange Traded Funds - Equity Funds	44.6%
Liabilities in Excess of Other Assets	(40.8)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the periods ended May 31, 2019, compared to its benchmark:

				Since Inception
	Six Month	One Year	Five Year	(12/30/11)
Dynamic International Opportunity Fund - Class I	0.91%	(5.75)%	1.37%	2.72%
Dynamic International Opportunity Fund - Class N	0.70%	(5.96)%	1.11%	2.46%
MSCI All Country World Index ex USA Net (USD)**	2.30%	(6.26)%	1.31%	5.55%
Bloomberg Barclays Global Aggregate Bond Index ***	5.37%	3.09%	0.91%	1.38%
Blended Benchmark Index 70/30 ****	3.44%	(3.29)%	1.34%	4.44%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.88% for Class I shares and 2.13% for Class N shares per the April 1, 2019, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.77% for Class I shares and 2.02% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The MSCI All Country World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Investors cannot invest directly in an index.

***	Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World exUSA Net Index and 30% Bloomberg Barclays Global Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of May 31, 2019	% of Net Assets
Exchange Traded Funds - Equity Funds	79.0%
Short-Term Investments	47.9%
Exchange Traded Funds - Debt Funds	18.4%
Liabilities in excess of other Assets	(45.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Dynamic U.S. Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.8%
	DEBT FUNDS - 48.2%
85,462	iShares 7-10 Year Treasury Bond ETF	$9,307,666
59,710	iShares Core U.S. Aggregate Bond ETF	6,591,984
17,086	iShares iBoxx High Yield Corporate Bond ETF	1,450,601
66,552	Vanguard Intermediate-Term Corporate Bond ETF	5,861,235
		23,211,486
	EQUITY FUNDS - 44.6%
	SECTOR FUNDS - 44.6%
22,418	Communication Services Select Sector SPDR Fund *	1,055,664
20,482	Consumer Staples Select Sector SPDR Fund	1,139,004
67,992	Energy Select Sector SPDR ETF *	3,995,890
117,847	Financial Select Sector SPDR ETF	3,065,200
18,295	Health Care Select Sector SPDR ETF *	1,596,788
2,500	Invesco S&P SmallCap Consumer Discretionary ETF	139,275
16,900	Invesco S&P SmallCap Energy ETF	143,819
1,900	Invesco S&P SmallCap Financials ETF	98,971
1,500	Invesco S&P SmallCap Information Technology ETF	114,870
18,689	iShares Russell 2000 Value ETF *	2,133,162
33,682	Real Estate Select Sector SPDR Fund	1,228,383
14,638	SPDR S&P Regional Banking ETF *	735,120
50,138	Technology Select Sector SPDR ETF	3,604,421
42,160	Utilities Select Sector SPDR Fund *	2,455,820
		21,506,387

	TOTAL EXCHANGE TRADED FUNDS (Cost $44,311,522)	44,717,873

	SHORT-TERM INVESTMENTS - 48.0%
	COLLATERAL FOR SECURITIES LOANED - 14.6%
7,044,675	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 2.29% ^	7,044,675

	MONEY MARKET FUND - 33.4%
16,099,189	BlackRock Liquidity Funds T-Fund Portfolio, to yield 2.29% ^	16,099,189

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,143,864)	23,143,864

	TOTAL INVESTMENTS - 140.8% (Cost $67,455,386)	$67,861,737
	LIABILITIES IN EXCESS OF OTHER ASSETS - (40.8)%	(19,651,656)
	NET ASSETS - 100.0%	$48,210,081

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2019.

*	All or a portion of this security is on loan. Total loaned securities have a value of $6,746,963 at May 31, 2019.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.4%
	DEBT FUNDS - 18.4%
	INTERNATIONAL FUNDS - 18.4%
32,512	iShares JP Morgan USD Emerging Markets Bond ETF	$3,572,744
237,475	Vanguard Total International Bond ETF	13,410,213
		16,982,957

	EQUITY FUNDS - 79.0%
	INTERNATIONAL FUNDS - 79.0%
4,446	Global X MSCI Argentina ETF	125,088
247,597	Global X MSCI Colombia ETF *	2,126,858
192,517	iShares China Large-Cap ETF	7,771,911
103,548	iShares MSCI Australia ETF	2,257,347
221,359	iShares MSCI Brazil ETF *	9,219,603
152,769	iShares MSCI Chile ETF *	5,884,662
36,806	iShares MSCI France ETF *	1,067,374
173,914	iShares MSCI Hong Kong ETF	4,288,719
45,042	iShares MSCI India ETF	1,620,611
45,285	iShares MSCI Indonesia ETF *	1,146,163
36,061	iShares MSCI Mexico ETF *	1,547,738
73,171	iShares MSCI Netherlands ETF *	2,169,520
51,195	iShares MSCI New Zealand ETF	2,616,065
89,224	iShares MSCI Peru ETF *	3,123,732
116,476	iShares MSCI Poland ETF *	2,600,909
25,529	iShares MSCI South Africa ETF *	1,349,463
19,972	iShares MSCI South Korea ETF	1,109,844
200,320	iShares MSCI Switzerland ETF	7,203,507
157,189	iShares MSCI Taiwan ETF	5,199,812
49,541	iShares MSCI Thailand ETF *	4,437,883
103,655	SPDR S&P Emerging Markets SmallCap ETF	4,473,750
73,859	VanEck Vectors Russia ETF	1,598,309
		72,938,868

	TOTAL EXCHANGE TRADED FUNDS (Cost $87,075,495)	89,921,825

	SHORT-TERM INVESTMENTS - 47.9%
	COLLATERAL FOR SECURITIES LOANED - 28.5%
26,334,260	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 2.29% ^	26,334,260

	MONEY MARKET FUND - 19.4%
17,891,971	BlackRock Liquidity Funds T-Fund Portfolio, to yield 2.29% ^	17,891,971

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,226,231)	44,226,231

	TOTAL INVESTMENT - 145.3% (Cost $131,301,726)	$134,148,056
	LIABILITIES IN EXCESS OF OTHER ASSETS - (45.3)%	(41,801,671)
	NET ASSETS - 100.0%	$92,346,385

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2019.

*	All or a portion of this security is on loan. Total loaned securities have a value of $23,027,494 at May 31, 2019.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019

		Dynamic
	Dynamic U.S.	International
	Opportunity Fund	Opportunity Fund
ASSETS
Investment securities:
At cost	$67,455,386	$131,301,726
At value	$67,861,737	$134,148,056
Cash *	3	33
Receivable for investments sold	2,400,128	7,778,877
Receivable for Fund shares sold	16,869	45,176
Receivable for securities lending income	1,401	19,836
Interest receivable	22,868	20,902
Prepaid expenses and other assets	6,733	15,076
TOTAL ASSETS	70,309,739	142,027,956

LIABILITIES
Due to Custodian - Overdraft	—	89
Collateral on securities loaned (see note 4)	7,044,678	26,334,293
Payable for investments purchased	14,825,698	23,119,301
Payable for Fund shares redeemed	58,508	65,799
Investment advisory fees payable	78,473	99,138
Audit fees payable	7,789	7,784
Distribution (12b-1) fees payable	1,681	2,098
Payable to related parties	44,853	18,022
Accrued expenses and other liabilities	37,978	35,047
TOTAL LIABILITIES	22,099,658	49,681,571
NET ASSETS	$48,210,081	$92,346,385

Net Assets Consist Of:
Paid in capital	$49,424,740	$103,934,063
Accumulated Losses	(1,214,659)	(11,587,678)
NET ASSETS	$48,210,081	$92,346,385

Net Asset Value Per Share:
Class I Shares:
Net Assets	$41,198,852	$83,992,021
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,706,175	8,110,105
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.12	$10.36

Class N Shares:
Net Assets	$7,011,229	$8,354,364
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	629,696	806,506
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.13	$10.36

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

*	Collateral for securities on loan.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2019

		Dynamic
	Dynamic U.S.	International
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$524,600	$1,358,239
Interest	41,607	28,360
Securites Lending - Net of fees	20,307	174,720
TOTAL INVESTMENT INCOME	586,514	1,561,319

EXPENSES
Investment advisory fees	257,867	505,370
Distribution (12b-1) fees:
Class N	10,952	15,036
Legal fees	12,128	7,148
Transfer agent fees	3,956	26,228
Third party administrative services fees	6,208	18,326
Registration fees	21,840	21,840
Administration fees	14,292	39,656
Trustees’ fees	15,288	6,926
Fund accounting fees	14,378	44,924
Audit fees	7,317	7,315
Compliance officer fees	2,098	7,280
Shareholder reporting expense	30,182	12,740
Custody fees	2,999	8,554
Insurance expense	4,546	11,910
Other expenses	5,000	9,546
TOTAL EXPENSES	409,051	742,799

Less: Fees waived by the Adviser	(78,931)	(101,779)

NET EXPENSES	330,120	641,020
NET INVESTMENT INCOME	256,394	920,299

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Net realized loss from security investments	(1,052,054)	(1,250,002)
Net change in unrealized appreciation on investments	623,706	1,047,301

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(428,348)	(202,701)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(171,954)	$717,598

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018

FROM OPERATIONS
Net investment income	$256,394	$421,275
Net realized gain/(loss) from security investments	(1,052,054)	5,071,140
Net change in unrealized appreciation/(depreciation) of investments	623,706	(5,231,892)
Net increase/(decrease) in net assets resulting from operations	(171,954)	260,523

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(4,813,619)	(1,316,947)
Class N	(952,885)	(385,528)
Total Distributions Paid	(5,766,504)	(1,702,475)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	8,985,749	29,078,090
Class N	1,358,014	6,615,545
Net asset value of shares issued in reinvestment of distributions
Class I	4,254,663	1,181,248
Class N	926,009	360,750
Payments for shares redeemed
Class I	(21,882,870)	(25,555,838)
Class N	(4,530,501)	(13,373,703)
Redemption fee proceeds
Class I	757	15,329
Class N	162	3,247
Net decrease in net assets from shares of beneficial interest	(10,888,017)	(1,675,332)

TOTAL DECREASE IN NET ASSETS	(16,826,475)	(3,117,284)

NET ASSETS
Beginning of Year	65,036,556	68,153,840
End of Year	$48,210,081	$65,036,556

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018

SHARE ACTIVITY - CLASS I
Shares sold	849,379	2,324,430
Shares reinvested	445,048	95,493
Shares redeemed	(2,049,851)	(2,033,315)
Net increase/(decrease) in shares of beneficial interest outstanding	(755,424)	386,608

SHARE ACTIVITY - CLASS N
Shares sold	125,219	527,568
Shares reinvested	96,560	29,140
Shares redeemed	(413,017)	(1,079,015)
Net decrease in shares of beneficial interest outstanding	(191,238)	(522,307)

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018

FROM OPERATIONS
Net investment income	$920,299	$2,091,432
Net realized loss from security investments	(1,250,002)	(4,530,624)
Net change in unrealized appreciation/(depreciation) of investments	1,047,301	(10,451,160)
Net increase/(decrease) in net assets resulting from operations	717,598	(12,890,352)

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(1,673,521)	(1,548,241)
Class N	(197,666)	(339,017)
Total Distributions Paid	(1,871,187)	(1,887,258)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	17,015,255	62,490,911
Class N	1,156,309	8,814,794
Net asset value of shares issued in reinvestment of distributions
Class I	1,123,073	1,243,250
Class N	187,031	245,558
Payments for shares redeemed
Class I	(29,201,261)	(47,979,433)
Class N	(6,828,959)	(15,701,310)
Redemption fee proceeds
Class I	2,203	14,560
Class N	293	2,465
Net increase/(decrease) in net assets from shares of beneficial interest	(16,546,056)	9,130,795

TOTAL DECREASE IN NET ASSETS	(17,699,645)	(5,646,815)

NET ASSETS
Beginning of Year	110,046,030	115,692,845
End of Year	$92,346,385	$110,046,030

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018

SHARE ACTIVITY - CLASS I
Shares sold	1,609,979	5,415,048
Shares reinvested	113,213	106,992
Shares redeemed	(2,792,539)	(4,383,945)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,069,347)	1,138,095

SHARE ACTIVITY - CLASS N
Shares sold	108,110	756,725
Shares reinvested	18,835	21,132
Shares redeemed	(651,611)	(1,400,077)
Net decrease in shares of beneficial interest outstanding	(524,666)	(622,220)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2019		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.31		$12.58	$10.85	$9.65	$10.29	$10.10
Activity from investment operations:
Net investment income (1)	0.06		0.08	0.05	0.30	0.21	0.18
Net realized and unrealized gain/(loss) on investments	(0.02)		(0.04)	1.73	1.15	(0.62)	0.20
Total from investment operations	0.04		0.04	1.78	1.45	(0.41)	0.38
Less distributions from:
Net investment income	(0.09)		(0.07)	(0.06)	(0.25)	(0.23)	(0.19)
Net realized gains	(1.14)		(0.24)	—	—	—	—
Total distributions	(1.23)		(0.31)	(0.06)	(0.25)	(0.23)	(0.19)
Paid in capital from redemption fees	0.00	(6)	0.00 (6)	0.01	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$11.12		$12.31	$12.58	$10.85	$9.65	$10.29
Total return (2)	1.90	% (8)	0.30%	16.56%	15.19%	(4.03)%	3.76%
Net assets, at end of period (000s)	$41,199		$54,938	$51,262	$19,345	$12,015	$16,991
Ratio of gross expenses to average net assets (3)(4)	1.55	% (7)	1.51%	1.56%	2.31%	2.13%	1.84%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.04	% (7)	0.65%	0.41%	2.94%	2.05%	1.67%
Portfolio turnover rate	154	% (8)	352%	220%	298%	153%	94%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2019		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.30		$12.58	$10.85	$9.65	$10.29	$10.10
Activity from investment operations:
Net investment income (1)	0.04		0.06	0.02	0.13	0.18	0.15
Net realized and unrealized gain/(loss) on investments	(0.02)		(0.06)	1.74	1.29	(0.62)	0.20
Total from investment operations	0.02		—	1.76	1.42	(0.44)	0.35
Less distributions from:
Net investment income	(0.05)		(0.04)	(0.04)	(0.22)	(0.20)	(0.16)
Net realized gains	(1.14)		(0.24)	—	—	—	—
Total distributions	(1.19)		(0.28)	(0.04)	(0.22)	(0.20)	(0.16)
Paid in capital from redemption fees	0.00	(6)	0.00 (6)	0.01	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$11.13		$12.30	$12.58	$10.85	$9.65	$10.29
Total return (2)	1.69	% (8)	0.04%	16.31%	14.90%	(4.28)%	3.49%
Net assets, at end of period (000s)	$7,011		$10,098	$16,892	$6,448	$7,441	$10,097
Ratio of gross expenses to average net assets (3)(4)	1.80	% (7)	1.78%	1.82%	2.56%	2.38%	2.09%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.79	% (7)	0.44%	0.19%	1.31%	1.81%	1.42%
Portfolio turnover rate	154	% (8)	352%	220%	298%	153%	94%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2019		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.47		$11.58	$9.66	$9.24	$10.37	$10.33
Activity from investment operations:
Net investment income (1)	0.10		0.18	0.11	0.15	0.19	0.15
Net realized and unrealized gain/(loss) on investments	(0.01)		(1.10)	1.90	0.46	(1.08)	0.18
Total from investment operations	0.09		(0.92)	2.01	0.61	(0.89)	0.33
Less distributions from:
Net investment income	(0.20)		(0.19)	(0.09)	(0.16)	(0.23)	(0.16)
Net realized gains	—		—	—	—	(0.01)	(0.13)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.20)		(0.19)	(0.09)	(0.19)	(0.24)	(0.29)
Paid in capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.36		$10.47	$11.58	$9.66	$9.24	$10.37
Total return (2)	0.91	% (8)	(8.12)%	20.99%	6.67%	(8.76)%	3.29%
Net assets, at end of period (000s)	$83,992		$96,139	$93,113	$36,253	$36,456	$52,045
Ratio of gross expenses to average net assets (3)(4)	1.44	% (7)	1.35%	1.43%	1.94%	1.77%	1.54%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.82	% (7)	1.57%	0.97%	1.62%	1.96%	1.50%
Portfolio turnover rate	54	% (8)	189%	51%	120%	137%	143%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2019		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.45		$11.56	$9.64	$9.24	$10.37	$10.33
Activity from investment operations:
Net investment income (1)	0.10		0.17	0.07	0.15	0.17	0.17
Net realized and unrealized gain/(loss) on investments	(0.03)		(1.11)	1.92	0.42	(1.09)	0.14
Total from investment operations	0.07		(0.94)	1.99	0.57	(0.92)	0.31
Less distributions from:
Net investment income	(0.16)		(0.17)	(0.07)	(0.14)	(0.20)	(0.14)
Net realized gains	—		—	—	—	(0.01)	(0.13)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.16)		(0.17)	(0.07)	(0.17)	(0.21)	(0.27)
Paid in capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.36		$10.45	$11.56	$9.64	$9.24	$10.37
Total return (2)	0.70	% (8)	(8.29)%	20.73%	6.31%	(8.98)%	3.02%
Net assets, at end of period (000s)	$8,354		$13,907	$22,580	$7,734	$11,356	$15,958
Ratio of gross expenses to average net assets (3)(4)	1.69	% (7)	1.60%	1.68%	2.19%	2.02%	1.79%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	1.82	% (7)	1.54%	0.66%	1.54%	1.71%	1.56%
Portfolio turnover rate	54	% (8)	189%	51%	120%	137%	143%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019 for the Funds’ assets measured at fair value:

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,717,873	$—	$—	$44,717,873
Short-Term Investments	23,143,864	—	—	23,143,864
Total	$67,861,737	$—	$—	$67,861,737

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$89,921,825	$—	$—	$89,921,825
Short-Term Investments	44,226,231	—	—	44,226,231
Total	$134,148,056	$—	$—	$134,148,056

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2016 to November 30, 2018, or expected to be taken in the Funds’ November 30, 2019 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DUOF	$77,178,500	$96,636,219
DIOF	54,310,055	74,460,071

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in short-term instruments as noted in the DUOF’s and DIOF’s Portfolio of Investments. Securities lending income is disclosed in the DUOF’s and DIOF’s Statement of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return them. The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the DUOF and the DIOF Fund. DUOF and DIOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DUOF and DIOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

The following table represents financial instruments that are subject to enforceable netting arrangements as of May 31, 2019.

				Gross Amounts not Offset in the
				Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount of	offset in the	Presented in the
	Recognized	Statement of Assets	Statement of Assets and	Financial	Cash Collateral	Net
	Assets	and Liabilities	Liabilities	Instruments	Pledged	Amount
DUOF	$7,044,678	$—	$7,044,678	$7,044,675	$3	$—
DIOF	$26,334,293	$—	$26,334,293	$26,334,260	$33	$—

The following table breaks out the holdings pledged as collateral as of May 31, 2019:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
DUOF
Cash	$3
Morgan Stanley Institutional Liquidity Treasury Portfolio	7,044,675
$7,044,678

DIOF
Cash	$33
Morgan Stanley Institutional Liquidity Treasury Portfolio	26,334,260
$26,334,293

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets. For the six months ended May 31, 2019, the Adviser earned the following:

DUOF	DIOF
$257,867	$505,370

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse DUOF and DIOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed the following:

	Class I	Class N
DUOF	1.24%	1.49%
DIOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2019, the Adviser waived the following expenses:

DUOF	DIOF
$78,931	$101,779

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2019	11/30/2020	11/30/2021
DUOF	$202,321	$151,870	$189,768
DIOF	$276,425	$146,270	$131,346

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended May 31, 2019, pursuant to the Class N Plan, DUOF paid $10,952 in 12b-1 fees and DIOF paid $15,036 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	REDEMPTION FEES

Prior to April 1, 2019, the Funds assessed a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee was paid directly to the specific Fund in which the short-term redemption occurred. For the six months ended May 31, 2019, DUOF and DIOF assessed $919 and $2,496, respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
U.S. Opportunity Fund	$67,960,352	$473,023	$(571,638)	$(98,615)
International Opportunity Fund	132,973,300	2,273,875	(1,099,119)	1,174,756

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2018 and November 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2018 *	Income	Capital Gains	Capital
U.S. Opportunity Fund	$1,702,475	$—	$—
International Opportunity Fund	2,093,199	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2017 **	Income	Capital Gains	Capital
U.S. Opportunity Fund	$131,674	$—	$—
International Opportunity Fund	505,885	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $205,941 for fiscal year ended November 30, 2018 for the Dynamic International Opportunity Fund, which has been passed through to the Funds’ underlying shareholders and is deemed dividend for tax purposes.

**	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $109,186 for fiscal year ended November 30, 2017 for the Dynamic International Opportunity Fund, which has been passed through to the Funds’ underlying shareholders and is deemed dividend for tax purposes.

As of November 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
U.S. Opportunity Fund	$2,693,130	$2,752,990	$—	$—	$—	$(722,321)	$4,723,799
International Opportunity Fund	508,091	—	(1,917,120)	(9,152,515)	—	127,455	(10,434,089)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Dynamic International Opportunity Fund incurred and elected to defer such capital losses as follows:

Post October
Losses
U.S. Opportunity Fund	$—
International Opportunity Fund	1,917,120

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

At November 30, 2018, the Dynamic International Opportunity Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
U.S. Opportunity Fund	$—	$—	$—	$—
International Opportunity Fund	—	8,745,436	407,079	9,152,515

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of May 31, 2019, U.S. Opportunity Fund invested a portion of its assets in BlackRock Liquidity Funds T-Fund Portfolio (the “BlackRock Fund”). The BlackRock Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of U.S. Opportunity Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of May 31 2019, the percentage of U.S. Opportunity Fund’s net assets invested in the BlackRock Fund was 33.4%.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. Early adoption is permitted and the Funds have adopted the amendments early.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Dynamic Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2019

As a shareholder of Dynamic U.S. Opportunity Fund and Dynamic International Opportunity Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic U.S. Opportunity Fund and Dynamic International Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 through May 31, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid	Expense Ratio
	Account Value	Ending Account	During Period *	During Period **
Actual	12/1/2018	Value 5/31/2019	12/1/18-5/31/19	12/1/18-5/31/19
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,019.00	$6.24	1.24%
Class N	1,000.00	1,016.90	7.49	1.49%
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,009.10	$6.21	1.24%
Class N	1,000.00	1,007.00	7.46	1.49%
Hypothetical (5% return before Expenses)
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,018.75	$6.24	1.24%
Class N	1,000.00	1,017.50	7.49	1.49%
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,018.75	$6.24	1.24%
Class N	1,000.00	1,017.50	7.49	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright St., Ste 200
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/09/19

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 08/09/19